COMMITMENTS AND CONTINGENCIES - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Commitments And Contingencies Disclosure [Line Items]
Operating Leases, Rent Expense	$ 1,978	$ 2,295	$ 2,718
Commitments and contingencies
Outstanding Guarantees	60,672
Line of Credit Facility, Amount Outstanding	265,560	$ 340,006
Capital Commitments [Member]
Commitments And Contingencies Disclosure [Line Items]
Commitments and contingencies	1,566
Standby Letters of Credit [Member]
Commitments And Contingencies Disclosure [Line Items]
Line of Credit Facility, Amount Outstanding	27,771
Performance Guarantee [Member]
Commitments And Contingencies Disclosure [Line Items]
Restricted Cash and Cash Equivalents	$ 23,838